Income and mining taxes - Movement in the net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME AND MINING TAXES [Abstract]
Balance at the beginning of the year	$ (69.6)	$ (53.5)
Recognized in net earnings/loss	2.8	(16.1)
Total movement in the net deferred tax liabilities	$ (66.8)	$ (69.6)